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Brighthouse Life Insurance Company of NY
285 Madison Avenue
New York, NY 28277


May 4, 2017

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company of NY and
    Brighthouse Variable Annuity Account B
    File Nos. 333-216454/811-08306
    (Brighthouse Prime Options)
    Rule 497(j) Certification
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Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Variable Annuity Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated May 1, 2017 and Statement of Additional Information ("SAI") dated May 1, 2017 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 19, 2017.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company of NY